Shareholder Report, Average Annual Return (Details) 193293_Huber Large Cap Value Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	10.09%	15.77%	9.71%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	14.64%
Bloomberg US 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 1000 Value Total Return
Average Annual Return, Percent	9.99%	15.60%	10.40%